Other disclosures - Fee to statutory auditors - Fee to statutory auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional information [abstract]
Statutory audit	kr 35	kr 30	kr 38
Audit-related services	5	3	2
Tax advisory services	9	8	3
Other services	13	18	12
Total fees to statutory auditors	62	59	55
Auditor's remuneration, statutory fees	5		9
Fees for other services than statutory audit	27	29	17
Other services	kr 6	kr 18	kr 12